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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151

                          Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2006 through August 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                     EUROPE
                                  SELECT EQUITY
                                      FUND

                                      PERAX
                                  Ticker Symbol


                                     Annual
                                     Report

                                     8/31/07

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            8
Prices and Distributions                                     9
Performance Update                                          10
Comparing Ongoing Fund Expenses                             14
Schedule of Investments                                     16
Financial Statements                                        21
Notes to Financial Statements                               30
Report of Independent Registered Public Accounting Firm     38
Trustees, Officers and Service Providers                    39

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry, and to problems with risk management by banks and hedge funds, have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending August 31, 2007, equity investors were generally rewarded as, despite a late-July decline, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 20%, and the NASDAQ Composite Index returned 19%. International developed and emerging markets equities performed well also, with the MSCI EAFE Developed Market Index returning 19% and the MSCI Emerging Markets Index returning 44% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending August 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices and short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices and/or banks' unwillingness to lend pose a larger and more imminent threat to the economy.

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption. Japanese economic growth also continues to make progress, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

Letter

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." The central banks have responded to this past summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as the "lenders of last resort" to limit the risk of problems spreading to the broader economy. Looking forward, the economic outlook and equity valuations appear generally positive, although the current environment is plagued by fears that subprime mortgage problems will result in a systemic liquidity/credit crunch. While falling risk tolerances may depress asset prices in the short term, valuations look reasonable if credit market problems do not spread to the broader economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.


Respectfully,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07
--------------------------------------------------------------------------------

European equities produced solid returns over the 12 months ending August 31, 2007, supported by the broadening of the economic recovery in the region. Returns enjoyed by U.S. investors received an added boost by the strengthening of the euro relative to the U.S. dollar on international currency markets. In the following interview, Andrew Arbuthnott discusses the events and factors that affected the performance of Pioneer Europe Select Equity Fund over the 12 months. Mr. Arbuthnott is a member of the team at Pioneer Investment Management in Dublin, Ireland, that is responsible for the Fund's day-to-day management.

Q:   How did the Fund perform during the 12 months ending August 31, 2007?

A: The Fund did well in absolute terms, but trailed its benchmark. For the 12 months ending August 31, 2007, Pioneer Europe Select Equity Fund's Class A shares had a total return of 15.61%, at net asset value. During the same period, the MSCI Europe Index returned 22.98%, while the average return of the 103 funds in Lipper's European Region Funds category was 22.24%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like in Europe during the 12 months?

A: The environment for equities was quite positive in Europe over the period as the region's general economic resurgence widened, especially in the core economies of Germany, France and Italy. Corporations continued to make capital expenditures, while private consumer spending improved, following gains in the job market in Europe. Helped by rising international sales, corporate earnings continued to gain during the fiscal period, while steady merger-and-acquisition and private equity investment activity helped support stock values. In this environment, many companies were more

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     shareholder-friendly, using their improving cash flows to increase dividends and buy back shares.

     European stocks on average increased in value by about 15% in local currency during the 12 months ending August 31, 2007. However, the potential gains of American investors increased by another 6.5% during the period as the euro rose in value relative to the U.S. dollar. Automobile industry stocks recorded the greatest gains, returning on average 59% in local currencies, followed by capital goods (38% average gain), materials (36%), telecommunication services (32%) and utilities (27%). In general, industrial-related stocks turned in superior performance. Auto stocks received a boost as several companies restructured, most notably Daimler Chrysler, which sold most of its stake in Chrysler Motors to private equity investors in the United States. Capital goods and basic materials corporations were helped by the global economic expansion, while telecommunication services companies recovered from earlier difficulties and increasing merger-and-acquisition activity supported the stock performance of utilities companies.

     The pharmaceuticals industry was the worst-performing area of the market, with average returns of -11%. Other underperforming industries were diversified financials, real estate, banks and energy. The stock performance of pharmaceuticals companies was affected by expiration of patent protection on several profitable drugs, concerns about new drugs being developed, and difficulties in getting new drugs approved by regulatory authorities. A slump in the housing industry affected the financials and real estate industries, and some European banks were exposed to problems in the subprime mortgage market in the United States. Although oil prices kept climbing, European energy companies faced increased capital costs in developing resources at the same time that they were forced to pay higher taxes to extract oil in many countries.

Q: What were the principal factors affecting Fund performance relative to the MSCI Europe Index?

A: Two main factors were responsible for the Fund's underperformance relative to its benchmark, which was most evident in the latter months of the period. The first was our underweighting of utilities stocks, where we thought stock valuations were too high.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/07                            (continued)
--------------------------------------------------------------------------------

     The second was our investment in homebuilding companies in the United Kingdom, whose share prices fell victim to declining home prices and rising interest rates. Much of the damage came from our investment in Persimmon, a leading homebuilder with an attractive share price that we believed was well positioned to take advantage of a shortage of housing supply in the United Kingdom. Despite the setback in this period, we continue to have a favorable view of the prospects of several of the home building companies in the United Kingdom. Several financial companies in which we had investments also turned in disappointing performance. The Royal Bank of Scotland's share price struggled as the company entered into a bidding war for the Dutch banking firm, ABN Amro. BNP Paribas of France and Danske Bank of Denmark also underperformed. Conversely, we held shares of ABN Amro early in the period and sold them at a healthy profit, contributing positively to Fund performance. Also holding back results was our investment in TNT, a Netherlands-based postal and delivery service, which underperformed in 2007 after doing well in 2006. Our lack of exposure to several capital goods companies did not help, although our investment in the German engineering corporation Siemens was a positive contributor.

Q:   What types of investments helped support Fund performance?

A: In addition to our investments in Siemens and ABN Amro, we had excellent performance from auto-related holdings. Porsche, the German sports car company and a long-term holding, was a major positive for the Fund. Another German company, tire manufacturer Continental also helped support results substantially before we sold the position. The investment in Next, a clothing retailer in the United Kingdom was a major positive during the period. Our underweighted positions in the real estate and insurance industries also helped relative performance.

Q:   What is your investment outlook?

A: We remain committed to our basic strategy, which is to focus on a relatively concentrated portfolio of companies in which we have confidence. We believe prospects in Europe remain favorable. The European economy is expanding steadily, with gross domestic product (GDP) growing at an annualized rate of about 2.5%, while stock valuations are reasonable, earnings growth remains solid

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     and stocks are paying relatively high dividend yields. European companies have access to healthy cash flows, which should enable them to continue to follow policies such as share buy-backs and dividend increases that enhance shareholder value. While the remainder of 2007 may not be as strong in European equity markets as were 2005 and 2006, we think the conditions are in place for favorable investment opportunities.

Investing in foreign and/or emerging markets securities involves certain risks, including risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and, therefore, is susceptible to adverse economic, political or regulatory developments affecting those countries. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/07
--------------------------------------------------------------------------------


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Financials                                               22.0%
Consumer Discretionary                                   18.0%
Industrials                                              12.9%
Energy                                                   11.2%
Health Care                                              11.1%
Materials                                                 9.2%
Telecommunication Services                                5.1%
Information Technology                                    4.2%
Utilities                                                 4.1%
Consumer Staples                                          2.2%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a line graph in the printed material]

United Kingdom                                           33.6%
Switzerland                                              13.0%
Germany                                                  11.5%
United States                                             5.1%
Spain                                                     5.1%
Netherlands                                               4.9%
Sweden                                                    4.8%
Greece                                                    4.6%
Ireland                                                   3.8%
Italy                                                     3.6%
France                                                    3.3%
Denmark                                                   3.0%
Norway                                                    1.9%
Panama                                                    1.8%


10 Largest Holdings

--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   BP Amoco Plc                                                  5.28%
 2.   Royal Bank of Scotland Group Plc                              5.02
 3.   Siemens                                                       4.18
 4.   National Grid Plc                                             4.08
 5.   CRH Plc                                                       3.74
 6.   Persimmon Plc                                                 3.73
 7.   Roche Holdings AG                                             3.69
 8.   CS Group                                                      3.65
 9.   Eni S.p.A.                                                    3.63
10.   TNT NV                                                        3.20

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   8/31/07   8/31/06
------- --------- --------
    A    $43.23   $37.83
    B    $39.18   $34.26
    C    $38.95   $34.16
    Y    $44.64   $39.06


 Class   1/31/07   8/31/06
------- --------- --------
   R*    $42.03   $37.32


Distributions Per Share
--------------------------------------------------------------------------------

                     9/1/06 - 8/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
    A      $0.4887         $ -            $ -
    B      $0.0257         $ -            $ -
    C      $0.2133         $ -            $ -
    Y      $0.6953         $ -            $ -


                     9/1/06 - 1/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   R*   $0.2543      $ -                  $ -


*  Class R Shares were liquidated on 1/31/07.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)
                                      Net Asset    Public Offering
Period                               Value (NAV)     Price (POP)
Life-of-Class
(12/29/00)                             10.66%         9.68%
5 Years                                19.67         18.27
1 Year                                 15.61          8.97
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)

                                       Gross           Net
                                       1.66%          1.66%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer Europe Select    MSCI Europe
                 Equity Fund              Index
 12/31/2000       $9,425                  $10,000
                  $7,681                   $8,111
  8/31/2002       $7,546                   $6,834
                  $8,281                   $7,457
  8/31/2004      $10,646                   $9,218
                 $13,258                  $11,700
  8/31/2006      $16,019                  $14,601
  8/31/2007      $18,521                  $17,955

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations (to the extent applicable) currently in effect through 1/1/09 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)
                                         If          If
Period                                  Held      Redeemed
Life-of-Class
(12/29/00)                              9.65%       9.65%
5 Years                                18.42       18.42
1 Year                                 14.44       10.44
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)

                                        Gross        Net
                                        2.74%       2.65%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer Europe Select    MSCI Europe
                 Equity Fund              Index
12/31/2000       $10,000                  $10,000
                  $8,130                   $8,111
 8/31/2002        $7,940                   $6,834
                  $8,620                   $7,457
 8/31/2004       $10,953                   $9,218
                 $13,501                  $11,700
 8/31/2006       $16,156                  $14,601
 8/31/2007       $18,488                  $17,955

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/ bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations (to the extent applicable) currently in effect through 1/1/08 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                              CLASS C SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)
                                         If          If
Period                                  Held      Redeemed
Life-of-Class
(12/29/00)                              9.94%       9.94%
5 Years                                18.78       18.78
1 Year                                 14.67       14.67
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)

                                        Gross        Net
                                        2.59%       2.59%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer Europe Select    MSCI Europe
                 Equity Fund              Index
12/31/2000       $10,000                  $10,000
12/31/2000        $8,140                   $8,111
 8/31/2002        $7,960                   $6,834
                  $8,690                   $7,457
 8/31/2004       $11,094                   $9,218
                 $13,709                  $11,700
 8/31/2006       $16,415                  $14,601
 8/31/2007       $18,822                  $17,955

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations (to the extent applicable) currently in effect through 1/1/08 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/07                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2007)
                                         If         If
Period                                  Held     Redeemed
Life-of-Class
(12/29/00)                             10.85%      10.85%
5 Years                                19.94       19.94
1 Year                                 16.14       16.14
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated January 1, 2007)

                                        Gross        Net
                                        1.10%       1.10%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer Europe Select    MSCI Europe
                 Equity Fund              Index
12/31/2000       $10,000                  $10,000
                  $8,150                   $8,111
 8/31/2002        $8,007                   $6,834
                  $8,786                   $7,457
 8/31/2004       $11,295                   $9,218
                 $14,085                  $11,700
 8/31/2006       $17,113                  $14,601
 8/31/2007       $19,876                  $17,955

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. The predecessor fund did not offer Class Y shares. Returns prior to June 24, 2005 are based on the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on actual returns from March 1, 2007 through August 31, 2007


Share Class                         A              B              C              Y
-------------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 3/1/07

Ending Account Value             $1,042.19      $1,037.35      $1,038.11      $1,044.24
(after expenses)
On 8/31/07*

Expenses Paid During Period*     $    7.57      $   12.68      $   11.71      $    5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.47%, 2.47%, 2.28% and 0.98%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 1, 2007 through August 31, 2007


Share Class                         A              B              C              Y
-------------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 3/1/07

Ending Account Value             $1,017.80      $1,012.75      $1,013.71      $1,020.27
(after expenses)
On 8/31/07*

Expenses Paid During Period*     $    7.48      $   12.53      $   11.57      $    4.99

* Expenses are equal to the Fund's annualized expense ratio of 1.47%, 2.47%, 2.28% and 0.98%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07
--------------------------------------------------------------------------------

   Shares                                                                 Value
               PREFERRED STOCK - 2.0%
               Automobiles & Components - 2.0%
               Automobile Manufacturers - 2.0%
    3,123      Porsche AG                                          $  5,584,153
                                                                   ------------
               Total Automobiles & Components                      $  5,584,153
                                                                   ------------
               TOTAL PREFERRED STOCK
               (Cost $1,851,684)                                   $  5,584,153
                                                                   ------------
               COMMON STOCKS - 96.9%
               Energy - 11.1%
               Integrated Oil & Gas - 11.1%
1,295,133      BP Amoco Plc                                        $ 14,529,891
  289,823      Eni S.p.A.                                             9,997,520
  178,074      Repsol SA                                              6,440,018
                                                                   ------------
                                                                   $ 30,967,429
                                                                   ------------
               Total Energy                                        $ 30,967,429
                                                                   ------------
               Materials - 9.1%
               Construction Materials - 6.8%
  237,526      CRH Plc                                             $ 10,303,757
   78,876      Holcim, Ltd.                                           8,550,252
                                                                   ------------
                                                                   $ 18,854,009
                                                                   ------------
               Diversified Metals & Mining - 2.3%
  111,349      Anglo American Plc                                  $  6,386,459
                                                                   ------------
               Total Materials                                     $ 25,240,468
                                                                   ------------
               Capital Goods - 9.6%
               Construction & Farm Machinery & Heavy Trucks - 2.3%
  364,457      Volvo AB (Class B)                                  $  6,297,735
                                                                   ------------
               Industrial Conglomerates - 4.1%
   91,428      Siemens                                             $ 11,516,993
                                                                   ------------
               Trading Companies & Distributors - 3.2%
  418,933      Wolsely                                             $  8,813,359
                                                                   ------------
               Total Capital Goods                                 $ 26,628,087
                                                                   ------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                 Value
               Transportation - 3.2%
               Air Freight & Couriers - 3.2%
  208,492      TNT NV                                              $  8,820,784
                                                                   ------------
               Total Transportation                                $  8,820,784
                                                                   ------------
               Automobiles & Components - 4.5%
               Auto Parts & Equipment - 1.7%
   81,442      Autoliv, Inc.                                       $  4,672,328
                                                                   ------------
               Automobile Manufacturers - 2.8%
   88,548      Daimlerchrysler AG*                                 $  7,901,898
                                                                   ------------
               Total Automobiles & Components                      $ 12,574,226
                                                                   ------------
               Consumer Durables & Apparel - 7.3%
               Apparel, Accessories & Luxury Goods - 0.9%
   41,889      Adidas-Salomon AG                                   $  2,466,142
                                                                   ------------
               Homebuilding - 6.4%
  436,596      Persimmon Plc                                       $ 10,257,752
1,072,517      Taylor Wimpey Plc*                                     7,511,819
                                                                   ------------
                                                                   $ 17,769,571
                                                                   ------------
               Total Consumer Durables & Apparel                   $ 20,235,713
                                                                   ------------
               Consumer Services - 4.0%
               Casinos & Gaming - 2.2%
  170,654      Opap SA                                             $  6,251,036
                                                                   ------------
               Hotels, Resorts & Cruise Lines - 1.8%
  109,605      Carnival Corp.                                      $  4,996,892
                                                                   ------------
               Total Consumer Services                             $ 11,247,928
                                                                   ------------
               Food, Beverage & Tobacco - 2.2%
               Tobacco - 2.2%
  184,595      British American Tobacco Plc                        $  6,128,618
                                                                   ------------
               Total Food, Beverage & Tobacco                      $  6,128,618
                                                                   ------------
               Health Care Equipment & Services - 3.1%
               Health Care Equipment - 1.6%
   39,793      Synthes, Inc.                                       $  4,556,041
                                                                   ------------
               Health Care Services - 1.5%
   83,994      Fresenius Medical Care AG                           $  4,131,635
                                                                   ------------
               Total Health Care Equipment & Services              $  8,687,676
                                                                   ------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                    (continued)
--------------------------------------------------------------------------------

   Shares                                                                 Value
               Pharmaceuticals & Biotechnology - 7.9%
               Pharmaceuticals - 7.9%
  137,598      Astrazeneca Plc                                     $  6,791,521
  168,123      Bristol-Myers Squibb Co.                               4,900,785
   58,314      Roche Holdings AG                                     10,155,863
                                                                   ------------
                                                                   $ 21,848,169
                                                                   ------------
               Total Pharmaceuticals & Biotechnology               $ 21,848,169
                                                                   ------------
               Banks - 15.6%
               Diversified Banks - 15.6%
  574,001      Barclays Plc                                        $  7,110,867
   62,851      BNP Paribas SA                                         6,649,422
  199,636      Danske Bank                                            8,204,154
  384,923      Dnb Nor Asa                                            5,279,551
1,191,010      Royal Bank of Scotland Group Plc                      13,827,445
   15,160      Societe Generale                                       2,452,335
                                                                   ------------
                                                                   $ 43,523,774
                                                                   ------------
               Total Banks                                         $ 43,523,774
                                                                   ------------
               Diversified Financials - 6.2%
               Diversified Capital Markets - 6.2%
  153,261      CS Group                                            $ 10,047,256
  136,351      UBS AG                                                 7,130,700
                                                                   ------------
                                                                   $ 17,177,956
                                                                   ------------
               Total Diversified Financials                        $ 17,177,956
                                                                   ------------
               Technology Hardware & Equipment - 2.4%
               Communications Equipment - 2.4%
1,821,235      Ericsson LM                                         $  6,785,038
                                                                   ------------
               Total Technology Hardware & Equipment               $  6,785,038
                                                                   ------------
               Semiconductors - 1.7%
               Semiconductor Equipment - 1.7%
  160,003      ASM Lithography Holding N.V.*                       $  4,758,174
                                                                   ------------
               Total Semiconductors                                $  4,758,174
                                                                   ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                 Value
               Telecommunication Services - 5.0%
               Integrated Telecommunication Services - 5.0%
  196,099      Hellenic Telekom Organization*                      $  6,402,622
  302,243      Telefonica SA*                                         7,529,265
                                                                   ------------
                                                                   $ 13,931,887
                                                                   ------------
               Total Telecommunication Services                    $ 13,931,887
                                                                   ------------
               Utilities - 4.0%
               Multi-Utilities - 4.0%
  749,006      National Grid Plc                                   $ 11,228,056
                                                                   ------------
               Total Utilities                                     $ 11,228,056
                                                                   ------------
               TOTAL COMMON STOCKS
               (Cost $240,454,423)                                 $269,783,983
                                                                   ------------
               TOTAL INVESTMENT IN SECURITIES - 98.9%
               (Cost $242,306,107) (a) (b)                         $275,368,136
                                                                   ------------
               OTHER ASSETS AND LIABILITIES - 1.1%                 $  3,032,876
                                                                   ------------
               TOTAL NET ASSETS - 100.0%                           $278,401,012
                                                                   ============

*    Non-income producing security.

(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $242,519,179 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                         $37,211,750
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                          (4,362,793)
                                                                                  -----------
         Net unrealized gain                                                      $32,848,957
                                                                                  ===========

  The accompanying notes are an integral part of these financial statements. 19

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/07                                    (continued)
--------------------------------------------------------------------------------

(b) Distributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

  United Kingdom              33.6%
  Switzerland                 13.0
  Germany                     11.5
  United States                5.1
  Spain                        5.1
  Netherlands                  4.9
  Sweden                       4.8
  Greece                       4.6
  Ireland                      3.8
  Italy                        3.6
  France                       3.3
  Denmark                      3.0
  Norway                       1.9
  Panama                       1.8
                              ----
                             100.0%
                             =====

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2007 aggregated $199,414,206 and $156,636,420, respectively.


20   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/07
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (cost $242,306,107)                 $275,368,136
  Foreign currencies, at value (cost $1,886,701)                  1,889,256
  Receivables -
    Fund shares sold                                                358,968
    Dividends, interest and foreign taxes withheld                1,496,342
  Other                                                              43,868
                                                               ------------
     Total assets                                              $279,156,570
                                                               ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $    247,397
  Due to bank                                                       313,288
  Due to affiliates                                                  79,509
  Accrued expenses                                                  115,364
                                                               ------------
     Total liabilities                                         $    755,558
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $208,040,871
  Undistributed net investment income                             2,893,500
  Accumulated net realized gain on investments and foreign
    currency transactions                                        34,390,780
  Net unrealized gain on investments                             33,062,029
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                       13,832
                                                               ------------
     Total net assets                                          $278,401,012
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $183,332,799/4,241,111 shares)             $      43.23
                                                               ============
  Class B (based on $26,673,135/680,703 shares)                $      39.18
                                                               ============
  Class C (based on $18,120,065/465,231 shares)                $      38.95
                                                               ============
  Class Y (based on $50,275,013/1,126,106 shares)              $      44.64
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($43.23 [divided by] 94.25%)                         $      45.87
                                                               ============

 The accompanying notes are an integral part of these financial statements.  21

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 8/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,064,240)     $   7,386,874
  Interest                                                          240,868
                                                              -------------
     Total investment income                                                      $   7,627,742
                                                                                  -------------
EXPENSES:
  Management fees                                             $   2,232,920
  Transfer agent fees and expenses
   Class A                                                          517,784
   Class B                                                          166,864
   Class C                                                           60,757
   Class R                                                            1,475
   Class Y                                                              444
  Distribution fees
   Class A                                                          433,608
   Class B                                                          314,440
   Class C                                                          189,673
   Class R                                                              286
  Administrative reimbursements                                      58,343
  Custodian fees                                                    103,707
  Registration fees                                                  30,266
  Professional fees                                                  42,038
  Printing expense                                                   63,832
  Fees and expenses of nonaffiliated trustees                         5,459
  Miscellaneous                                                      19,335
                                                              -------------
     Total expenses                                                               $   4,241,231
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                                  (1,132)
     Less fees paid indirectly                                                          (36,687)
                                                                                  -------------
     Net expenses                                                                 $   4,203,412
                                                                                  -------------
       Net investment income                                                      $   3,424,330
                                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                $  42,774,580
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies             (201,385)      $  42,573,195
                                                              -------------       -------------
  Change in net unrealized gain (loss) on:
   Investments                                                $ (12,930,566)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies               11,231       $ (12,919,335)
                                                              -------------       -------------
  Net gain on investments and foreign currency
   transactions                                                                   $  29,653,860
                                                                                  =============
  Net increase in net assets resulting from operations                            $  33,078,190
                                                                                  =============

22   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 8/31/07 and 8/31/06, respectively

                                                           Year Ended       Year Ended
                                                             8/31/07          8/31/06
FROM OPERATIONS:
Net investment income                                   $   3,424,330    $   2,263,512
Net realized gain on investments and foreign currency
  transactions                                             42,573,195       17,268,753
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                       (12,919,335)      15,925,768
                                                        -------------    -------------
    Net increase in net assets resulting from
     operations                                         $  33,078,190    $  35,458,033
                                                        -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.49 and $0.24 per share, respectively)   $  (2,128,405)   $    (928,894)
    Class B ($0.03 and $0.00 per share, respectively)         (22,431)               -
    Class C ($0.21 and $0.07 per share, respectively)        (104,920)         (35,655)
    Class R ($0.25 and $0.30 per share, respectively)            (746)            (952)
    Class Y ($0.70 and $0.41 per share, respectively)         (71,612)         (42,073)
                                                        -------------    -------------
     Total distributions to shareowners                 $  (2,328,114)   $  (1,007,574)
                                                        -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 116,343,158    $  39,982,365
Reinvestment of distributions                               2,024,983          901,560
Cost of shares repurchased                                (76,555,407)     (59,171,619)
Redemption fees                                                     -            3,147
                                                        -------------    -------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                       $  41,812,734    $ (18,284,547)
                                                        -------------    -------------
    Net increase in net assets                          $  72,562,810    $  16,165,912
NET ASSETS:
Beginning of year                                         205,838,202      189,672,290
                                                        -------------    -------------
End of year                                             $ 278,401,012    $ 205,838,202
                                                        =============    =============
Undistributed net investment income                     $   2,893,500    $   1,998,669
                                                        =============    =============

 The accompanying notes are an integral part of these financial statements.  23

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount     '06 Shares     '06 Amount
CLASS A
Shares sold                         1,253,028    $  52,767,998      903,475    $  31,809,911
Reinvestment of distributions          45,383        1,888,910       26,478          858,693
Less shares repurchased            (1,168,617)     (49,777,643)    (914,893)     (30,897,558)
                                   ----------    -------------     --------    -------------
    Net increase                      129,794    $   4,879,265       15,060    $   1,771,046
                                   ==========    =============     ========    =============
CLASS B
Shares sold                           271,524    $  10,332,496      141,314    $   4,486,916
Reinvestment of distributions             587           22,308            -                -
Less shares repurchased              (495,006)     (18,997,460)    (713,065)     (22,404,853)
                                   ----------    -------------     --------    -------------
    Net decrease                     (222,895)   $  (8,642,656)    (571,751)   $ (17,917,937)
                                   ==========    =============     ========    =============
CLASS C
Shares sold                           181,764    $   6,905,173       91,123    $   2,897,861
Reinvestment of distributions           2,420           91,199          995           29,333
Less shares repurchased              (165,948)      (6,470,838)    (157,692)      (4,893,772)
                                   ----------    -------------     --------    -------------
    Net increase (decrease)            18,236    $     525,534      (65,574)   $  (1,966,578)
                                   ==========    =============     ========    =============
CLASS R
Shares sold                               522    $      20,824        2,272    $      73,397
Reinvestment of distributions              18              746           29              943
Less shares repurchased                (4,038)        (168,760)        (511)         (17,620)
                                   ----------    -------------     --------    -------------
    Net increase (decrease)            (3,498)   $    (147,190)       1,790    $      56,720
                                   ==========    =============     ========    =============
CLASS Y
Shares sold                         1,051,106    $  46,316,667       20,160    $     717,280
Reinvestment of distributions             509           21,820          378           12,591
Less shares repurchased               (26,042)      (1,140,706)     (27,398)        (957,816)
                                   ----------    -------------     --------    -------------
    Net increase (decrease)         1,025,573    $  45,197,781       (6,860)   $    (227,945)
                                   ==========    =============     ========    =============

24   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year           Year            Year           Year            Year
                                                          Ended          Ended          Ended           Ended           Ended
CLASS A                                                  8/31/07        8/31/06       8/31/05 (a)     8/31/04 (a)     8/31/03 (a)
Net asset value, beginning of period                    $   37.83     $   31.54       $   27.25       $   21.41       $   19.51
                                                        ---------     ---------       ---------       ---------       ---------
Increase from investment operations:
  Net investment income                                 $    0.58     $    0.50       $    0.11       $    0.20       $    0.17
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                                             5.31          6.03            5.09            5.89            1.73
                                                        ---------     ---------       ---------       ---------       ---------
    Net increase from investment operations             $    5.89     $    6.53       $    5.20       $    6.09       $    1.90
                                                        ---------     ---------       ---------       ---------       ---------
Distributions to shareowners:
  Net investment income                                 $   (0.49)    $   (0.24)      $   (0.19)      $   (0.25)      $       -
  Net realized gain                                             -             -           (0.72)              -               -
                                                        ---------     ---------       ---------       ---------       ---------
Total distributions                                     $   (0.49)    $   (0.24)      $   (0.91)      $   (0.25)      $       -
                                                        ---------     ---------       ---------       ---------       ---------
Redemption fee                                          $       -     $    0.00(b)    $    0.00(b)    $       -       $       -
                                                        ---------     ---------       ---------       ---------       ---------
Net increase in net asset value                         $    5.40     $    6.29       $    4.29       $    5.84       $    1.90
                                                        ---------     ---------       ---------       ---------       ---------
Net asset value, end of period                          $   43.23     $   37.83       $   31.54       $   27.25       $   21.41
                                                        =========     =========       =========       =========       =========
Total return*                                               15.61%        20.83%          24.53%          28.56%           9.73%
Ratio of net expenses to average net assets+                 1.48%         1.66%           1.71%           1.25%           1.62%
Ratio of net investment income to average
  net assets+                                                1.35%         1.47%           0.72%           1.58%           1.02%
Portfolio turnover rate                                        62%           43%            149%             48%             67%
Net assets, end of period (in thousands)                $ 183,333     $ 155,550       $ 129,215       $   3,108       $     914
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                               1.48%         1.66%           2.21%           8.30%          16.15%
  Net investment income (loss)                               1.35%         1.47%           0.22%          (5.47)%        (13.51)%
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                               1.47%         1.66%           1.69%           1.25%           1.62%
  Net investment income                                      1.36%         1.47%           0.74%           1.58%           1.02%

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year          Year            Year           Year            Year
                                                           Ended         Ended           Ended          Ended           Ended
CLASS B                                                   8/31/07       8/31/06        8/31/05 (a)    8/31/04 (a)     8/31/03 (a)
Net asset value, beginning of period                    $   34.26     $   28.63       $   24.85       $   19.65       $   18.10
                                                        ---------     ---------       ---------       ---------       ---------
Increase (decrease) from investment operations:
  Net investment income (loss)                          $    0.22     $    0.24       $   (0.03)      $   (0.02)      $   (0.02)
  Net realized and unrealized gain on
   investments and foreign currency
   transactions                                              4.73          5.39            4.62            5.33            1.57
                                                        ---------     ---------       ---------       ---------       ---------
   Net increase from investment operations              $    4.95     $    5.63       $    4.59       $    5.31       $    1.55
                                                        ---------     ---------       ---------       ---------       ---------
Distributions to shareowners:
  Net investment income                                 $   (0.03)    $       -       $   (0.09)      $   (0.11)      $       -
  Net realized gain                                             -             -           (0.72)              -               -
                                                        ---------     ---------       ---------       ---------       ---------
Total distributions                                     $   (0.03)    $       -       $   (0.81)      $   (0.11)      $       -
                                                        ---------     ---------       ---------       ---------       ---------
Redemption fee                                          $       -     $    0.00(b)    $    0.00(b)    $       -       $       -
                                                        ---------     ---------       ---------       ---------       ---------
Net increase in net asset value                         $    4.92     $    5.63       $    3.78       $    5.20       $    1.55
                                                        ---------     ---------       ---------       ---------       ---------
Net asset value, end of period                          $   39.18     $   34.26       $   28.63       $   24.85       $   19.65
                                                        =========     =========       =========       =========       =========
Total return*                                               14.44%        19.66%          23.19%          27.07%           8.57%
Ratio of net expenses to average net assets+                 2.50%         2.65%           2.69%           2.17%           2.78%
Ratio of net investment income (loss) to average
  net assets+                                                0.23%         0.36%          (0.27)%          0.65%          (0.01)%
Portfolio turnover rate                                        62%           43%            149%             48%            67%
Net assets, end of period (in thousands)                $  26,673     $  30,960       $  42,249       $   1,505       $     457
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                               2.50%         2.74%           3.32%           9.20%          17.41%
  Net investment income (loss)                               0.23%         0.27%          (0.90)%         (6.38)%        (14.73)%
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                               2.47%         2.65%            2.65%          2.17%           2.78%
  Net investment income (loss)                               0.26%         0.36%           (0.23)%         0.65%          (0.01)%

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Year         Year           Year          Year         Year
                                                                 Ended         Ended         Ended         Ended         Ended
CLASS C                                                         8/31/07       8/31/06     8/31/05 (a)   8/31/04 (a)   8/31/03 (a)
Net asset value, beginning of period                            $ 34.16      $ 28.60        $ 24.81       $ 19.63      $  17.98
                                                                -------      -------        -------       -------      --------
Increase from investment operations:
 Net investment income                                          $  0.22      $  0.19        $  0.01       $  0.09      $   0.07
 Net realized and unrealized gain on investments and foreign
  currency transactions                                            4.78         5.44           4.61          5.34          1.58
                                                                -------      -------        -------       -------      --------
  Net increase from investment operations                       $  5.00      $  5.63        $  4.62       $  5.43      $   1.65
                                                                -------      -------        -------       -------      --------
Distributions to shareowners:
 Net investment income                                          $ (0.21)     $ (0.07)       $ (0.13)      $ (0.25)     $      -
 Net realized gain                                                    -            -          (0.72)            -             -
                                                                -------      -------        -------       -------      --------
Total distributions                                             $ (0.21)     $ (0.07)       $ (0.85)      $ (0.25)     $      -
                                                                -------      -------        -------       -------      --------
Redemption fee                                                  $     -      $  0.00(b)     $  0.02       $     -      $      -
                                                                -------      -------        -------       -------      --------
Net increase in net asset value                                 $  4.79      $  5.56        $  3.79       $  5.18      $   1.65
                                                                -------      -------        -------       -------      --------
Net asset value, end of period                                  $ 38.95      $ 34.16        $ 28.60       $ 24.81      $  19.63
                                                                =======      =======        =======       =======      ========
Total return*                                                     14.67%       19.73%         23.53%        27.67%         9.17%
Ratio of net expenses to average net assets+                       2.29%        2.59%          2.41%         1.72%         2.27%
Ratio of net investment income to average net assets+              0.60%        0.52%          0.35%         1.14%         0.54%
Portfolio turnover rate                                              62%          43%           149%           48%           67%
Net assets, end of period (in thousands)                        $18,120      $15,270        $14,661       $ 1,557      $    404
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      2.29%        2.59%          3.72%         8.75%        17.02%
 Net investment income (loss)                                      0.60%        0.52%         (0.96)%       (5.89)%      (14.21)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.28%        2.59%          2.39%         1.72%         2.27%
 Net investment income                                             0.61%        0.52%          0.37%         1.14%         0.54%

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      9/1/06          Year      6/24/05 (a)
                                                        to            Ended          to
                                                     1/31/07 (c)     8/31/06      8/31/05
CLASS R
Net asset value, beginning of period                 $  37.32       $  31.27      $  29.45
                                                     --------       --------      --------
Increase (decrease) from investment operations:
  Net investment income (loss)                       $  (0.36)      $   0.49      $   0.01
  Net realized and unrealized gain on
   investments and foreign currency
   transactions                                          5.32           5.86          1.81
                                                     --------       --------      --------
   Net increase from investment operations           $   4.96       $   6.35      $   1.82
Distributions to shareowners:
  Net investment income                                 (0.25)         (0.30)            -
                                                     --------       --------      --------
Net increase in net asset value                      $   4.71       $   6.05      $   1.82
                                                     --------       --------      --------
Net asset value, end of period                       $  42.03       $  37.32      $  31.27
                                                     ========       ========      ========
Total return*                                           13.32%         20.46%         6.19%(b)
Ratio of net expenses to average net assets+             2.05%**        2.00%         2.14%**
Ratio of net investment income (loss) to average
  net assets+                                           (1.05)%**       1.37%         0.08%**
Portfolio turnover rate                                    62%            43%          149%
Net assets, end of period (in thousands)             $      -       $    131      $     53
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                           4.03%**        6.27%         2.14%**
  Net investment income (loss)                          (3.03)%**       5.63%         0.08%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                           2.00%**        2.00%         2.00%**
  Net investment income (loss)                          (1.00)%**       1.37%         0.22%**

(a)  Class R shares were first publicly offered on June 24, 2005.
(b)  Not annualized.
(c)  Class R shares were liquidated on January 31, 2007.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

28  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Year       Year      6/24/05 (a)
                                                  Ended       Ended        to
                                                 8/31/07     8/31/06     8/31/05
CLASS Y
Net asset value, beginning of period             $  39.06    $  32.54    $  30.59
                                                 --------    --------    --------
Increase from investment operations:
  Net investment income                          $   0.89    $   0.89    $   0.07
  Net realized and unrealized gain on
   investments and foreign currency
   transactions                                      5.39        6.04        1.88
                                                 --------    --------    --------
   Net increase from investment operations       $   6.28    $   6.93    $   1.95
Distributions to shareowners:
Net investment income                               (0.70)      (0.41)          -
                                                 --------    --------    --------
Net increase in net asset value                  $   5.58    $   6.52    $   1.95
                                                 --------    --------    --------
Net asset value, end of period                   $  44.64    $  39.06    $  32.54
                                                 ========    ========    ========
Total return*                                       16.14%      21.50%       6.36%(b)
Ratio of net expenses to average net assets+         0.98%       1.10%       1.18%**
Ratio of net investment income to average
  net assets+                                        2.73%       2.00%       1.05%**
Portfolio turnover rate                                62%         43%        149%
Net assets, end of period (in thousands)         $ 50,275    $  3,927    $  3,495
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                       0.98%       1.10%       1.18%**
  Net investment income                              2.73%       2.00%       1.05%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                       0.98%       1.10%       1.18%**
  Net investment income                              2.73%       2.00%       1.05%**

(a)  Class Y shares were first publicly offered on June 24, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.  29

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Europe Select Equity Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class A, Class B and Class C Shares were first publicly offered on December 29, 2000. Class R and Class Y shares were first publicly offered on June 24, 2005. All Class R shares were liquidated on January 31, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investing in the securities of European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the Fund invests a significant portion of its investments in any one European region. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     At August 31, 2007, the Fund had no outstanding portfolio hedges or settlement hedges.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

     At August 31, 2007, the Fund has reclassified $201,385 to decrease undistributed net investment income and $201,385 to increase accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended August 31, 2007 and August 31, 2006, respectively, was as follows:

--------------------------------------------------------------------------------
                                            2007             2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                          $ 2,328,114      $ 1,007,574
                                         -----------      -----------
  Total                                  $ 2,328,114      $ 1,007,574
                                         ===========      ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007.

--------------------------------------------------------------------------------
                                                             2007
--------------------------------------------------------------------------------
Undistributed ordinary income                             $ 3,660,112
Undistributed long-term gain                               33,837,240
Unrealized appreciation                                    32,862,789
                                                          -----------
  Total                                                   $70,360,141
                                                          ===========
--------------------------------------------------------------------------------

     For the fiscal year ending August 31, 2007, the Fund has elected to pass through foreign tax credits of $743,762.

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $36,984 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2007.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily nets assets up to $500 million; and 0.75% of the excess over $500 million. For the year ended August 31, 2007, the management fee was equivalent to a rate of 0.85% of the average daily net assets for the period.

Effective June 24, 2005, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.75%, 2.65% and 2.65% of the average daily net assets

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through January 1, 2009 for Class A shares and through January 1, 2008 for Class B and Class C shares.

In addition, under the management agreement, management fees, administrative costs and fees for certain other services, including accounting, regulatory reporting and insurance, are paid by the Fund. At August 31, 2007, $6,546 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $70,616 in transfer agent fees payable to PIMSS at August 31, 2007.

4.   Distribution Plans

The Fund adopted Plans of Distribution with respect Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $2,347 in distribution fees payable to PFD at August 31, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/07                              (continued)
--------------------------------------------------------------------------------

1.00%. There are no CDSCs for Class R shares. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2007 CDSCs in the amount of $30,209 were paid to PFD.

5.   Expense Offset Arrangements

The Fund can enter into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended August 31, 2007 the Fund's expenses were reduced by $36,687 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended August 31, 2007, the Fund had no borrowings under this agreement.

7.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than February 29, 2008. At this time, management is evaluating the implications of FIN

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Pioneer Europe Select Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Europe Select Equity Fund (the Fund) as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Europe Select Equity Fund at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
October 12, 2007

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser

Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Bingham McCutchen LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 82 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 82 Pioneer Funds, Mr. West serves as Trustee of 33 of the 82 Pioneer Funds, and Mr. Bock serves as Trustee of 81 of the 82 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (81)*  Chairman of the        Trustee since 1990.    Deputy Chairman and a Director of       None
                          Board, Trustee         Serves until a         Pioneer Global Asset Management S.p.A.
                          and President          successor trustee      ("PGAM"); Non-Executive Chairman and a
                                                 is elected or earlier  Director of Pioneer Investment
                                                 retirement or removal. Management USA Inc. ("PIM-USA");
                                                                        Chairman and a Director of Pioneer;
                                                                        Chairman and Director of Pioneer
                                                                        Institutional Asset Management, Inc.
                                                                        (since 2006); Director of Pioneer
                                                                        Alternative Investment Management
                                                                        Limited (Dublin); President and a
                                                                        Director of Pioneer Alternative
                                                                        Investment Management (Bermuda)
                                                                        Limited and affiliated funds; Director
                                                                        of PIOGLOBAL Real Estate Investment
                                                                        Fund (Russia) (until June 2006);
                                                                        Director of Nano-C, Inc. (since 2003);
                                                                        Director of Cole Management Inc.
                                                                        (since 2004); Director of Fiduciary
                                                                        Counseling, Inc.; President and
                                                                        Director of Pioneer Funds Distributor,
                                                                        Inc. ("PFD") (until May 2006);
                                                                        President of all of the Pioneer Funds;
                                                                        and Of Counsel, Wilmer Cutler
                                                                        Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)* Trustee and            Trustee since March    Director, CEO and President of Pioneer   None
                          Executive Vice         2007. Serves until a   Investment Management USA Inc.;
                          President              successor trustee is   Pioneer Investment Management, Inc.
                                                 elected or earlier     and Pioneer Institutional Asset
                                                 retirement or removal. Management, Inc. (since March 2007);
                                                                        Executive Vice President of all of the
                                                                        Pioneer Funds (since March 2007);
                                                                        Director of Pioneer Global Asset
                                                                        Management S.p.A. (since March 2007);
                                                                        Head of New Markets Division, Pioneer
                                                                        Global Asset Management S.p.A. (2000 -
                                                                        2007)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
David R. Bock (63)        Trustee                Trustee since 2005.    Executive Vice President and Chief      Director of The
3050 K Street NW,                                Serves until a         Financial Officer, I-trax, Inc.         Enterprise Social
Washington, DC 20007                             successor trustee      (publicly traded health care services   Investment Company
                                                 is elected or earlier  company) (2004 - present); Partner,     (privately-held
                                                 retirement or removal. Federal City Capital Advisors           affordable housing
                                                                        (boutique merchant bank) (1997 to       finance company);
                                                                        2004); and Executive Vice President     and Director of New
                                                                        and Chief Financial Officer, Pedestal   York Mortgage Trust
                                                                        Inc. (internet-based mortgage trading   (publicly traded
                                                                        company) (2000 - 2002)                  mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)         Trustee                Trustee since 1997.    President, Bush International, LLC      Director of Brady
3509 Woodbine Street                             Serves until a         (international financial advisory       Corporation
Chevy Chase, MD 20815                            successor trustee      firm)                                   (industrial
                                                 is elected or earlier                                          identification and
                                                 retirement or removal.                                         specialty coated
                                                                                                                material products
                                                                                                                manufacturer);
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company);
                                                                                                                and Director of
                                                                                                                Mantech
                                                                                                                International
                                                                                                                Corporation
                                                                                                                (national security,
                                                                                                                defense, and
                                                                                                                intelligence
                                                                                                                technology firm)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60) Trustee                Trustee since 1990.    Founding Director, Vice-President and   None
1001 Sherbrooke Street West,                     Serves until a         Corporate Secretary, The Winthrop
Montreal, Quebec, Canada                         successor trustee      Group, Inc. (consulting firm); and
H3A 1G5                                          is elected or earlier  Desautels Faculty of Management,
                                                 retirement or removal. McGill University
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
Thomas J. Perna (56)      Trustee                Trustee since 2006.    Private investor (2004 - present); and  Director of
89 Robbins Avenue,                               Serves until a         Senior Executive Vice President, The    Quadriserv Inc.
Berkeley Heights, NJ 07922                       successor trustee      Bank of New York (financial and         (technology products
                                                 is elected or earlier  securities services) (1986 - 2004)      for securities
                                                 retirement or removal.                                         lending industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)  Trustee                Trustee since 1990.    President and Chief Executive Officer,  Director of New
200 State Street, 12th Floor,                    Serves until a         Newbury, Piret & Company, Inc.          America High Income
Boston, MA 02109                                 successor trustee      (investment banking firm)               Fund, Inc. (closed-
                                                 is elected or earlier                                          end investment
                                                 retirement or removal.                                         company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)      Trustee                Trustee since 1993.    Senior Counsel, Sullivan & Cromwell     Director, The Swiss
125 Broad Street,                                Serves until a         (law firm)                              Helvetia Fund, Inc.
New York, NY 10004                               successor trustee                                              (closed-end
                                                 is elected or earlier                                          investment company)
                                                 retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)        Trustee                Trustee since 1990.    President, John Winthrop & Co., Inc.    None
One North Adgers Wharf,                          Serves until a         (private investment firm)
Charleston, SC 29401                             successor trustee
                                                 is elected or earlier
                                                 retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held     Length of Service          Principal Occupation                  Other Directorships
Name and Age                With the Fund      and Term of Office         During Past Five Years                Held by this Officer
Dorothy E. Bourassa (59)    Secretary          Since 2003. Serves at      Secretary of PIM-USA; Senior Vice     None
                                               the discretion of the      President - Legal of Pioneer;
                                               Board                      Secretary/Clerk of most of PIM-USA's
                                                                          subsidiaries; and Secretary of all
                                                                          of the Pioneer Funds since September
                                                                          2003 (Assistant Secretary from
                                                                          November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)  Assistant          Since 2003. Serves at      Vice President and Senior Counsel of  None
                            Secretary          the discretion of the      Pioneer since July 2002; Vice
                                               Board                      President and Senior Counsel of
                                                                          BISYS Fund Services, Inc. (April
                                                                          2001 to June 2002); Senior Vice
                                                                          President and Deputy General Counsel
                                                                          of Funds Distributor, Inc. (July
                                                                          2000 to April 2001), and Assistant
                                                                          Secretary of all of the Pioneer
                                                                          Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)           Treasurer          Since 2000. Serves at      Vice President - Fund Accounting,     None
                                               the discretion of the      Administration and Controllership
                                               Board                      Services of Pioneer; and Treasurer
                                                                          of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)        Assistant          Since 2004. Serves at      Deputy Treasurer of Pioneer since     None
                            Treasurer          the discretion of the      2004; Treasurer and Senior Vice
                                               Board                      President, CDC IXIS Asset Management
                                                                          Services from 2002 to 2003; and
                                                                          Assistant Treasurer of all of the
                                                                          Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)       Assistant          Since 2000. Serves at      Assistant Vice President - Fund       None
                            Treasurer          the discretion of the      Accounting, Administration and
                                               Board                      Controllership Services of Pioneer;
                                                                          and Assistant Treasurer of all of
                                                                          the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)          Assistant          Since 2002. Serves at      Fund Accounting Manager - Fund        None
                            Treasurer          the discretion of the      Accounting, Administration and
                                               Board                      Controllership Services of Pioneer;
                                                                          and Assistant Treasurer of all of
                                                                          the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held     Length of Service          Principal Occupation                  Other Directorships
Name and Age                With the Fund      and Term of Office         During Past Five Years                Held by this Officer
Katherine Kim Sullivan (33) Assistant          Since 2003. Serves at      Fund Administration Manager - Fund    None
                            Treasurer          the discretion of the      Accounting, Administration and
                                               Board                      Controllership Services since June
                                                                          2003; Assistant Vice President -
                                                                          Mutual Fund Operations of State
                                                                          Street Corporation from June 2002 to
                                                                          June 2003 (formerly Deutsche Bank
                                                                          Asset Management); and Assistant
                                                                          Treasurer of all of the Pioneer
                                                                          Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)      Chief Compliance   Since January 2007.        Chief Compliance Officer of Pioneer   None
                            Officer            Serves at the              since December 2006 and of all the
                                               discretion of the Board    Pioneer Funds since January 2007;
                                                                          Vice President and Compliance
                                                                          Officer, MFS Investment Management
                                                                          (August 2005 to December 2006);
                                                                          Consultant, Fidelity Investments
                                                                          (February 2005 to July 2005);
                                                                          Independent Consultant (July 1997 to
                                                                          February 2005)
------------------------------------------------------------------------------------------------------------------------------------

*    Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $34,175 in 2007 and $32,860 in 2006.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended August 31, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,820 and $7,515 in 2007 and 2006, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended August 31, 2007 and 2006.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended August 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,515 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date october 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2007

* Print the name and title of each signing officer under his or her signature.